Income Taxes - Schedule of Statutory Tax Rate and the Effective Tax Rate for Enterprise Income Tax (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule Of Statutory Tax Rate And The Effective Tax Rate For Enterprise Income Tax Abstract
Loss before tax	$ (203,573)	$ (263,442)	$ (520,973)
Loss before tax, Percent	100.00%	100.00%	100.00%
Singapore statutory income tax rate, Percent	17.00%	17.00%	17.00%
Income tax expenses computed at Singapore statutory rate, Amount (in Dollars and Dollars)	$ (34,608)	$ (44,786)	$ (88,566)
Income tax expenses computed at Singapore statutory rate, Percent	17.00%	17.00%	17.00%
Domestic tax effects
Non-deductible expenses, Amount (in Dollars and Dollars)	$ 5,595	$ 7,241	$ 2,285
Non-deductible expenses, Percent	(2.70%)	(2.70%)	(0.40%)
True-up of prior tax, Amount (in Dollars and Dollars)	$ (41,656)	$ (53,907)
True-up of prior tax, Percent	20.50%	20.50%
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore, Amount (in Dollars and Dollars)	$ 110,662	$ 143,207	$ 73,421
Statutory tax rate difference between Cayman and Singapore, Percent	(54.40%)	(54.40%)	(14.10%)
Others, Amount (in Dollars and Dollars)
Others, Percent
Total tax (benefit) expenses, Amount (in Dollars and Dollars)	$ 39,993	$ 51,755	$ (12,860)
Total tax (benefit) expenses, Percent	(19.60%)	(19.60%)	2.50%